Consolidated Statement of other comprehensive (loss)/Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Loss for the period	$ (99,950)	$ (1,207,256)
Items that may be reclassified subsequently to the consolidated statement profit or (loss)
Exchange differences on translating foreign operations	(91,322)	10,874
Total other comprehensive (loss)/income	(91,322)	10,874
Owners of the Company	$ (191,272)	$ (1,196,382)